Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE DISCLOSURE
Cummins’ executive compensation program is designed to align pay outcomes with annual and long-term business performance and shareholders’ interests. Our program design choices, including the level of pay at risk, the mix of short-term and long-term incentives, the mix of long-term incentive vehicles, the metrics selected, and the rigor of incentive goals, all work together toward this objective.
The TMCC, along with its consultant, Farient, has historically and routinely assessed the relationship between realizable pay for our executives and the financial and TSR performance of the company. The results of these analyses have guided our pay decisions and the evolution of our pay program to ensure strong pay and performance alignment.
The new Pay vs. Performance disclosure, as required by the SEC, provides an additional perspective on pay and performance alignment by evaluating the link between “Compensation Actually Paid,” herein referred to as “CAP”, as defined by the SEC, and various measures of market and financial performance.
PAY VERSUS PERFORMANCE TABLE
The following table shows the past three fiscal years’ total compensation for our Named Executive Officers (NEOs) as set forth in the “Summary Compensation Table,” the CAP paid to our NEOs, the company’s total shareholder return (TSR), the combined TSR of our selected peer group (our “Custom Peer Group,” as used in our 2022 executive pay benchmarking), our net income, and our EBITDA.
2022 Pay vs. Performance Table
Year	Summary Compensation Table Total for First CEO(1)	Summary Compensation Table Total for Second CEO(2)	Compensation Actually Paid to First CEO(1)(5)	Compensation Actually Paid to Second CEO(2)(5)	Average Summary Compensation Table Total for Other NEOs(3)	Average Compensation Actually Paid to Other NEOs(3)	Value of Initial Fixed $100 Investment Based On:
							CMI TSR	Peer Group TSR(4)	Net Income ($MM)	EBITDA ($MM)
2022	$11,521,051	$7,133,411	$6,424,086	$8,912,042	$3,223,819	$4,301,797	$146.4	$154.5	$2,151	$3,799
2021	$15,645,919	N/A	$17,265,880	N/A	$5,560,018	$4,868,941	$128.3	$146.1	$2,131	$3,251
2020	$17,291,581	N/A	$27,870,614	N/A	$4,213,127	$4,975,391	$130.5	$124.2	$1,789	$3,108

(1)
In the table above, our First CEO is N. Thomas Linebarger, who served as CEO until August 1, 2022

(2)
Our Second CEO is Jennifer W. Rumsey, who became CEO on August 1, 2022

(3)
The other NEOs for each applicable year are:

–
2022: S. Barner, T. Embree, S. Padmanabhan, LL. Satterthwaite, and M.A. Smith

–
2021: J.W. Rumsey, S. Padmanabhan, LL. Satterthwaite, and M.A. Smith

–
2020: M.M. Rose, S. Padmanabhan, LL. Satterthwaite, and M.A. Smith

(4)
The Peer Group TSR shown in the table above is based on our Custom Peer Group as shown in our CD&A for the applicable year. TSR for this Group is weighted as of year-end 2019 by market capitalization

(5)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP:

			Pension Benefits & NQDC				Equity Awards
Year	Executives	SCT Total	Deduct SCT Change In Pension Value	Add Actuarial Pension Service Cost	Add Above- Market Earnings on NQDC	Deduct SCT Stock & Option Awards	Add Year- End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Prior Years	Deduct Value of Awards Not Meeting Vesting Conditions	Add Dividends Paid on Unvested Equity
2022	Second CEO	$7,133,411	$0	$114,724	$0	$(4,478,567)	$5,582,361	$626,521	$(66,409)	$0	$0
	First CEO	$11,521,051	$(24,768)	$764,004	$5,498	$(5,024,835)	$1,302,551	$3,940,845	$(1,539,696)	$(4,520,563)	$0
	Avg. NEO	$3,223,819	$0	$219,179	$0	$(1,165,115)	$1,538,663	$783,631	$(241,070)	$(62,824)	$5,515
2021	First CEO	$15,645,919	$(465,336)	$782,182	$96,695	$(6,879,016)	$6,140,641	$(1,342,278)	$3,287,072	$0	$0
	Avg. NEO	$5,560,018	$(709,264)	$168,006	$19,548	$(2,706,755)	$2,342,987	$(257,279)	$445,398	$0	$6,281
2020	First CEO	$17,291,581	$(5,456,681)	$641,715	$104,110	$(4,998,723)	$12,793,206	$6,785,352	$710,054	$0	$0
	Avg. NEO	$4,213,127	$(1,590,422)	$149,945	$32,876	$(1,013,647)	$2,146,951	$968,628	$127,410	$(59,476)	$0

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
In the table above, our First CEO is N. Thomas Linebarger, who served as CEO until August 1, 2022

(2)
Our Second CEO is Jennifer W. Rumsey, who became CEO on August 1, 2022

(3)
The other NEOs for each applicable year are:

–
2022: S. Barner, T. Embree, S. Padmanabhan, LL. Satterthwaite, and M.A. Smith

–
2021: J.W. Rumsey, S. Padmanabhan, LL. Satterthwaite, and M.A. Smith

–
	2020: M.M. Rose, S. Padmanabhan, LL.
Peer Group Issuers, Footnote [Text Block]
(4)
The Peer Group TSR shown in the table above is based on our Custom Peer Group as shown in our CD&A for the applicable year. TSR for this Group is weighted as of year-end 2019 by market capitalization

Adjustment To PEO Compensation, Footnote [Text Block]
(5)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP:

			Pension Benefits & NQDC				Equity Awards
Year	Executives	SCT Total	Deduct SCT Change In Pension Value	Add Actuarial Pension Service Cost	Add Above- Market Earnings on NQDC	Deduct SCT Stock & Option Awards	Add Year- End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Prior Years	Deduct Value of Awards Not Meeting Vesting Conditions	Add Dividends Paid on Unvested Equity
2022	Second CEO	$7,133,411	$0	$114,724	$0	$(4,478,567)	$5,582,361	$626,521	$(66,409)	$0	$0
	First CEO	$11,521,051	$(24,768)	$764,004	$5,498	$(5,024,835)	$1,302,551	$3,940,845	$(1,539,696)	$(4,520,563)	$0
	Avg. NEO	$3,223,819	$0	$219,179	$0	$(1,165,115)	$1,538,663	$783,631	$(241,070)	$(62,824)	$5,515
2021	First CEO	$15,645,919	$(465,336)	$782,182	$96,695	$(6,879,016)	$6,140,641	$(1,342,278)	$3,287,072	$0	$0
	Avg. NEO	$5,560,018	$(709,264)	$168,006	$19,548	$(2,706,755)	$2,342,987	$(257,279)	$445,398	$0	$6,281
2020	First CEO	$17,291,581	$(5,456,681)	$641,715	$104,110	$(4,998,723)	$12,793,206	$6,785,352	$710,054	$0	$0
	Avg. NEO	$4,213,127	$(1,590,422)	$149,945	$32,876	$(1,013,647)	$2,146,951	$968,628	$127,410	$(59,476)	$0

Non-PEO NEO Average Total Compensation Amount	$ 3,223,819	$ 5,560,018	$ 4,213,127
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,301,797	4,868,941	4,975,391
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP:

			Pension Benefits & NQDC				Equity Awards
Year	Executives	SCT Total	Deduct SCT Change In Pension Value	Add Actuarial Pension Service Cost	Add Above- Market Earnings on NQDC	Deduct SCT Stock & Option Awards	Add Year- End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Prior Years	Deduct Value of Awards Not Meeting Vesting Conditions	Add Dividends Paid on Unvested Equity
2022	Second CEO	$7,133,411	$0	$114,724	$0	$(4,478,567)	$5,582,361	$626,521	$(66,409)	$0	$0
	First CEO	$11,521,051	$(24,768)	$764,004	$5,498	$(5,024,835)	$1,302,551	$3,940,845	$(1,539,696)	$(4,520,563)	$0
	Avg. NEO	$3,223,819	$0	$219,179	$0	$(1,165,115)	$1,538,663	$783,631	$(241,070)	$(62,824)	$5,515
2021	First CEO	$15,645,919	$(465,336)	$782,182	$96,695	$(6,879,016)	$6,140,641	$(1,342,278)	$3,287,072	$0	$0
	Avg. NEO	$5,560,018	$(709,264)	$168,006	$19,548	$(2,706,755)	$2,342,987	$(257,279)	$445,398	$0	$6,281
2020	First CEO	$17,291,581	$(5,456,681)	$641,715	$104,110	$(4,998,723)	$12,793,206	$6,785,352	$710,054	$0	$0
	Avg. NEO	$4,213,127	$(1,590,422)	$149,945	$32,876	$(1,013,647)	$2,146,951	$968,628	$127,410	$(59,476)	$0

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]	As shown in the graph below, our company’s TSR has generally tracked that for our Custom Peer Group on a market capitalization weighted basis.
Tabular List [Table Text Block]
2022 PERFORMANCE MEASURES
For fiscal year 2022, our TMCC identified the performance measures listed below as the most important in its compensation-setting process for our NEOs.
Tabular List of Performance Measures
EBITDA
ROIC
ROANA
Cash Flow
The Committee identified EBITDA, ROIC, ROANA, and Cash Flow as our “most important” measures because they have been or will be used in our incentive awards (cash flow will be introduced in 2023). These measures drive the largest portion of our executives’ pay. EBITDA, ROIC, and ROANA provide an incentive for profitable growth and correlate well with shareholder value. Operating cash flow provides capital for investments that are important to our future and allows us to return significant capital to our shareholders.

Total Shareholder Return Amount	$ 146.4	128.3	130.5
Peer Group Total Shareholder Return Amount	154.5	146.1	124.2
Net Income (Loss)	$ 2,151,000,000	$ 2,131,000,000	$ 1,789,000,000
Company Selected Measure Amount	3,799	3,251	3,108
PEO Name	N. Thomas Linebarger
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ROANA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Cash Flow
N.Thomas Linebarger [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 11,521,051	$ 15,645,919	$ 17,291,581
PEO Actually Paid Compensation Amount	6,424,086	17,265,880	27,870,614
N.Thomas Linebarger [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,768	465,336	5,456,681
N.Thomas Linebarger [Member] | Actuarial Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	764,004	782,182	641,715
N.Thomas Linebarger [Member] | Above-Market Earnings on NQDC [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,498	96,695	104,110
N.Thomas Linebarger [Member] | Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,024,835	6,879,016	4,998,723
N.Thomas Linebarger [Member] | Year-End Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,302,551	6,140,641	12,793,206
N.Thomas Linebarger [Member] | Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,940,845	(1,342,278)	6,785,352
N.Thomas Linebarger [Member] | Change in Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,539,696)	3,287,072	710,054
N.Thomas Linebarger [Member] | Value of Awards Not Meeting Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,520,563	0	0
N.Thomas Linebarger [Member] | Dividends Paid on Unvested Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Jennifer W. Rumsey [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	7,133,411
PEO Actually Paid Compensation Amount	8,912,042
Jennifer W. Rumsey [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Jennifer W. Rumsey [Member] | Actuarial Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	114,724
Jennifer W. Rumsey [Member] | Above-Market Earnings on NQDC [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Jennifer W. Rumsey [Member] | Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,478,567
Jennifer W. Rumsey [Member] | Year-End Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,582,361
Jennifer W. Rumsey [Member] | Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	626,521
Jennifer W. Rumsey [Member] | Change in Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(66,409)
Jennifer W. Rumsey [Member] | Value of Awards Not Meeting Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Jennifer W. Rumsey [Member] | Dividends Paid on Unvested Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	709,264	1,590,422
Non-PEO NEO [Member] | Actuarial Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	219,179	168,006	149,945
Non-PEO NEO [Member] | Above-Market Earnings on NQDC [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	19,548	32,876
Non-PEO NEO [Member] | Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,165,115	2,706,755	1,013,647
Non-PEO NEO [Member] | Year-End Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,538,663	2,342,987	2,146,951
Non-PEO NEO [Member] | Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	783,631	(257,279)	968,628
Non-PEO NEO [Member] | Change in Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(241,070)	445,398	127,410
Non-PEO NEO [Member] | Value of Awards Not Meeting Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	62,824	0	59,476
Non-PEO NEO [Member] | Dividends Paid on Unvested Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,515	$ 6,281	$ 0